Financial instruments - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ 51,512	¥ 21,552
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	47,326	34,995
Recurring fair value measurement [member]
Assets:
Total assets	15,631,610	15,965,846
Liabilities:
Total liabilities	132,961	128,667
Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	51,512	21,552
Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	47,326	34,995
Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	5,656	7,530
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	19,876	36,582
Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	8,591	28,008
Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	422,739	368,273
Financial assets designated to be measured at FVPL	8,830	48,711
Financial assets required to be measured at FVOCI	9,095,550	9,667,158
Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	600	600
Financial assets designated to be measured at FVPL	16,038	26,612
Financial assets required to be measured at FVOCI	43,655	36,369
Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	16,910	15,368
Financial assets designated to be measured at FVPL	3,315	7,228
Financial assets required to be measured at FVOCI	907,826	900,468
Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	203,493	214,475
Financial assets designated to be measured at FVPL	15,325	17,598
Financial assets required to be measured at FVOCI	1,166,279	1,353,394
Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	8,892	117
Financial assets designated to be measured at FVPL	145,398	167,020
Financial assets required to be measured at FVOCI	332,389	339,536
Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVPL		3,713
Financial assets required to be measured at FVOCI	70,288	81,841
Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	427,989	425,524
Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	2,248,652	1,918,810
Financial assets designated to be measured at FVOCI	427,298	312,008
Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	43,844	26,795
Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	21,318	30,204
Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	4,982	4,024
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	78,789	136,075
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	1,001	4,002
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	2,010	5,315
Financial assets required to be measured at FVOCI	1,369	12,435
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL		3,907
Financial assets required to be measured at FVOCI	6,815	10,257
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL		1,466
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	21,227	33,690
Financial assets required to be measured at FVOCI	46,367	65,000
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL		3
Other Financial Assets Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	25,398	31,848
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	438	32
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	19,978	28,147
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	4,982	3,669
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member]
Assets:
Total assets	14,914,212	15,327,947
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	422,739	368,273
Financial assets designated to be measured at FVPL	7,829	44,709
Financial assets required to be measured at FVOCI	9,095,550	9,667,158
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	600	600
Financial assets designated to be measured at FVPL	14,028	21,297
Financial assets required to be measured at FVOCI	42,286	23,934
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	16,872	15,317
Financial assets designated to be measured at FVPL	3,315	3,321
Financial assets required to be measured at FVOCI	901,011	890,211
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	203,493	214,475
Financial assets designated to be measured at FVPL	15,325	16,132
Financial assets required to be measured at FVOCI	1,166,154	1,353,277
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	5,515
Financial assets designated to be measured at FVPL	124,171	133,330
Financial assets required to be measured at FVOCI	286,022	274,131
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVPL		3,713
Financial assets required to be measured at FVOCI	70,288	81,841
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	410,499	409,676
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	2,123,062	1,798,536
Financial assets designated to be measured at FVOCI	5,453	8,016
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	613,211	469,976
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		355
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	38	51
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVOCI	125	117
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	3,377	117
Financial assets required to be measured at FVOCI		405
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	17,490	15,845
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	125,590	120,274
Financial assets designated to be measured at FVOCI	421,845	303,992
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	43,406	26,763
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	1,340	2,057
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	42,487	68,971
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	14,790	1,475
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL		2,435
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	427	471
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	18,679	36,582
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	8,591	28,008
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	90,474	59,696
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	36,722	20,077
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	47,326	32,560
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	5,229	7,059
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	1,197
Level 1 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	2,370,306	2,041,980
Liabilities:
Total liabilities	3,321	11,903
Level 1 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	3,321	11,903
Level 1 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	30,100	29,237
Level 1 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	2,236,646	1,906,244
Financial assets designated to be measured at FVOCI	103,270	106,499
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	290
Level 2 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	12,621,158	13,440,182
Liabilities:
Total liabilities	30,802	60,217
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	5,656	7,530
Level 2 [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	19,876	36,582
Level 2 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	5,270	16,105
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	422,739	368,273
Financial assets designated to be measured at FVPL	8,830	48,711
Financial assets required to be measured at FVOCI	9,095,550	9,667,158
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	600	600
Financial assets designated to be measured at FVPL	16,038	26,612
Financial assets required to be measured at FVOCI	43,655	36,369
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	16,872	15,350
Financial assets designated to be measured at FVPL	3,315	7,228
Financial assets required to be measured at FVOCI	736,204	746,223
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	173,393	185,238
Financial assets designated to be measured at FVPL	15,325	17,598
Financial assets required to be measured at FVOCI	1,166,279	1,353,394
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	5,515
Financial assets designated to be measured at FVPL	141,857	163,395
Financial assets required to be measured at FVOCI	307,717	318,699
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	29,697	41,982
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	367,193	377,004
Level 2 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	5,217	9,349
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	43,844	26,795
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	21,318	30,204
Level 3 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	640,146	483,684
Liabilities:
Total liabilities	98,838	56,547
Level 3 [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	51,512	21,552
Level 3 [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	47,326	34,995
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	38	18
Financial assets required to be measured at FVOCI	171,622	154,245
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	3,377	117
Financial assets designated to be measured at FVPL	3,541	3,625
Financial assets required to be measured at FVOCI	24,672	20,837
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVPL		3,713
Financial assets required to be measured at FVOCI	40,591	39,859
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	60,796	48,520
Level 3 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	6,789	3,217
Financial assets designated to be measured at FVOCI	324,028	205,509
Level 3 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	¥ 4,692	¥ 4,024